Inventories	12 Months Ended
Mar. 31, 2013
Inventory Disclosure [Abstract]
Inventories
8.	INVENTORIES

	March 31, 2013	March 31, 2012
	US$	US$
Raw materials	2,791,811	2,716,414
Work in progress	878,718	780,588
Finished goods	1,721,803	1,877,190

	5,392,332	5,374,192

For the fiscal years ended March 31, 2013, 2012 and 2011, a write-down of inventories to fair market value of US$867,312, US$932,848 and US$405,313 respectively, was recognized in the consolidated statement of operations and comprehensive income, of which nil, US$548,293 and US$42,004 were included in income (loss) from discontinued operations.